Right-of-use assets	9 Months Ended
Sep. 30, 2023
Disclosure Of Leases [Abstract]
Right-of-use assets	Right-of-use assets

For the nine months ended September 30,			2023
	Premises	Equipment	Total
Cost
Balance, beginning of the year	$58.5	$0.7	$59.2
Additions	20.7	0.3	21.0
Termination/derecognition	(0.7)	—	(0.7)
Balance, end of the year	78.5	1.0	79.5

Accumulated depreciation
Balance, beginning of the year	(8.3)	(0.1)	(8.4)
Termination/derecognition	0.7	—	0.7
Depreciation	(6.0)	(0.2)	(6.2)
Balance, end of the year	(13.6)	(0.3)	(13.9)
Carrying amounts	$64.9	$0.7	$65.6
The weighted average lease term of the Company's premises and equipment leases is 3.31 years.